Summary Of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules of the SEC and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended September 30, 2025, as filed with the SEC on December 23, 2025. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. All significant intercompany balances and transactions have been eliminated in consolidation. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended September 30, 2025, as reported in the Company’s Annual Report on Form 10-K have been omitted.

The unaudited condensed consolidated financial statements represent a) the historical operations of Collab CA, which was formed on November 25, 2019, b) the historical operations of Collab Living LLC (“Collab Living”), a Delaware limited liability company formed on May 15, 2023, c) the initial capital structure of Collab Z, which was completed upon the Reorganization (see Note 1), and d) the results of Collab Z, which solely consisted of the issuance of shares (see Note 8).

In accordance with ASC 805-50-15-6, the Company determined that the share exchange was a reorganization of entities under common control. Collab Z and Collab CA maintained common control for the entire period for which the financial statements are presented through the Reorganization. The Company concluded that the entities were under common control via common ownership and common management. Specifically, the founder and former managing member of Collab CA is the founder and former Chairman of the Company and along with the YRQ Trust for which the trustees and beneficiaries are immediate family members, make up a control group that held voting and management control of Collab CA and the Company prior to and after the Reorganization

Therefore, in accordance with ASC 250-10-45 and ASC 805-50-45, the financial statements required retrospective consolidation of the entities for all periods presented. The financial statements as of March 31, 2026 and September 30, 2025 and for the three and six months ended March 31, 2026 and 2025 are prepared on a consolidated basis which includes Collab CA and Collab Living.

Basis of Presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements included herein comprise the consolidated results of the Company and its subsidiaries and all intercompany transactions have been eliminated.

The consolidated financial statements represent a) the historical operations of Collab CA, which was formed on November 25, 2019, b) the historical operations of Collab Living LLC (“Collab Living”), a Delaware limited liability company formed on May 15, 2023, c) the initial capital structure of Collab Z, which was completed upon the Reorganization (see Note 1), and d) the results of Collab Z, which solely consisted of the issuance of shares (see Note 8).

In accordance with ASC 805-50-15-6, the Company determined that the share exchange was a reorganization of entities under common control. Collab Z and Collab CA maintained common control for the entire period for which the financial statements are presented through the Reorganization. The Company concluded that the entities were under common control via common ownership and common management. Specifically, the founder and former managing member of Collab CA is the founder and former Chairman of the Company and along with the YRQ Trust for which the trustees and beneficiaries are immediate family members, make up a control group that held voting and management control of Collab CA and the Company prior to and after the Reorganization

Therefore, in accordance with ASC 250-10-45 and ASC 805-50-45, the financial statements require retrospective consolidation of the entities for all periods presented. The financial statements for the years ended September 30, 2025 and 2024 are prepared on a consolidated basis which includes Collab CA and Collab Living.

Principles of Consolidation

Principles of Consolidation

The Company evaluates its relationships with other entities to identify whether they are variable interest entities (“VIE”) as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated. The Company evaluated whether it was the primary beneficiary with its various related party entities it transacts with, and determined it is not the primary beneficiary of any entities.

Collab Living is 50% owned by Collab CA, and it was determined that Collab CA was the primary beneficiary in 2025 and 2024. Per ASC 810-10-50, the Company concluded that Collab CA was the primary beneficiary via its obligation to absorb losses (i.e. non-substantive voting rights) and its power to direct activities that most significantly impact Collab Living’s economic performance. Historically, Collab CA has funded the operations of Collab Living and Collab CA’s management has directed all Living’s activities.

In accordance with ASC 810-10-45-25, Collab Living’s results are consolidated within the Company’s financial statements. The separate assets, liabilities and results of operations of Collab Living are immaterial. Furthermore, the balance of non-controlling interests was nominal as of March 31, 2026 and September 30, 2025.

Principles of Consolidation

The Company evaluates its relationships with other entities to identify whether they are variable interest entities (“VIE”) as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated. The Company evaluated whether it was the primary beneficiary with its various related party entities it transacts with, and determined it is not the primary beneficiary of any entities.

Collab Living is 50% owned by Collab CA, and it was determined that Collab CA was the primary beneficiary in 2025 and 2024. Per ASC 810-10-50, the Company concluded that Collab CA was the primary beneficiary via its obligation to absorb losses (i.e. non-substantive voting rights) and its power to direct activities that most significantly impact Collab Living’s economic performance. Historically, Collab CA has funded the operations of Collab Living and Collab CA’s management has directed all Living’s activities.

In accordance with ASC 810-10-45-25, Collab Living’s results are consolidated within the Company’s financial statements. The separate assets, liabilities and results of operations of Collab Living are immaterial. Furthermore, the balance of non-controlling interests was nominal as of September 30, 2025 and 2024.

Use of Estimates

Use of Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, valuation of common stock and related stock-based compensation. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, valuation of common stock and related stock-based compensation. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s cash and cash equivalents are held at major financial institutions which are deemed credit worthy, in amounts that may at times exceed federally insured limits.

Concentration of Credit Risk

The Company’s cash and cash equivalents are held at major financial institutions. There is a concentration of credit risk related to certain account balances in excess of the Federal Deposit Insurance Corporation insurance limit of $250,000 per account. The Company regularly monitors the financial stability of these financial institutions. At times the Company may hold amounts in excess of insured amounts.

Restricted Cash

Restricted Cash

The Company classifies as restricted cash any cash and cash equivalents that are legally or contractually restricted as to withdrawal or use. During the six months ended March 31, 2026, the Company issued shares of Series C convertible preferred stock and the related cash proceeds were deposited by the investors directly into a segregated escrow account pursuant to the related Securities Purchase Agreement. The escrowed funds will be released to the Company only upon consummation of a Qualified Public Offering and otherwise are returned to the investors upon a redemption or termination event under the agreement. The escrowed balance is classified as current restricted cash because the contingencies governing release or return resolve within twelve months of the balance sheet date. As of March 31, 2026, restricted cash totaled $2,762,575, including $9,575 of interest earned during the period.

Interest earned on escrowed funds is recognized as interest income with a corresponding increase to restricted cash. The Company reconciles cash, cash equivalents, and restricted cash at the beginning and end of the period in the consolidated statement of cash flows in accordance with ASC 230-10-45-24 (ASU 2016-18).

Deferred Offering Costs

Deferred Offering Costs

The Company complies with the requirements of Accounting Standards Codification (“ASC”) 340-10-S99-1 with regards to offering costs. Prior to the completion of an offering, offering costs are capitalized. The deferred offering costs are charged to additional paid-in capital or as a discount to debt, as applicable, upon the completion of an offering or to expense if the offering is not completed. As of March 31, 2026 and September 30, 2025, the Company has $720,764 and $619,925, respectively, in capitalized deferred offering costs.

Deferred Offering Costs

The Company complies with the requirements of Accounting Standards Codification (“ASC”) 340-10-S99-1 with regards to offering costs. Prior to the completion of an offering, offering costs are capitalized. The deferred offering costs are charged to additional paid-in capital or as a discount to debt, as applicable, upon the completion of an offering or to expense if the offering is not completed. As of September 30, 2025, the Company has $619,925 in capitalized deferred offering costs.

Investment in Joint Ventures

Investment in Joint Ventures

In March and April 2025, the Company entered into five separate limited liability company agreements (collectively, the “Joint Venture Agreements”) with five unaffiliated entities to form joint venture companies in Nevada, wherein the Company holds a 40% ownership stake in each joint venture company. For four of the five joint venture agreements, the Company issued 10,000 shares of common stock for each joint venture entity, which were valued at $20,000 based on a fair value of $2.00 per share, as part of the capital funding for the joint venture. For the remaining agreement, the Company issued 20,000 shares of common stock for the joint venture entity, which were valued at $40,000 based on a fair value of $2.00 per share, as part of the capital funding for the joint venture. Each joint venture was established to pursue property management and related real estate activities in specific local markets using our community-based property management platform. These entities operate independently and are owned jointly by us and our respective joint venture partners. As of March 31, 2026, all of the five joint venture agreements were in effect.

The Company holds investments in multiple joint ventures, all of which are accounted for under the equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures. The Company exercises significant influence, but does not have a controlling financial interest, in each of these joint ventures. Accordingly, the investments are initially recorded at cost and subsequently adjusted for the Company’s proportionate share of each joint venture’s net income or loss and other comprehensive income. The carrying amounts of these investments are evaluated for impairment in accordance with ASC 323-10-35 when events or changes in circumstances indicate that a decline in value may have occurred.

The Company evaluated the joint venture agreement under ASC 810 and determined it was not the primary beneficiary. As such, the Company accounted for the investment under ASC 323 as noted above.

As of March 31, 2026, the carrying value of the investment was $57,237, consisting of the $57,753 the carrying value of the investment as of September 30, 2025 and additional $516, representing the Company’s proportionate share of the joint venture’s net loss for the six months ended March 31, 2026.

Investment in Joint Ventures

In March and April 2025, the Company entered into five separate limited liability company agreements (collectively, the “Joint Venture Agreements”) with five unaffiliated entities to form joint venture companies in Nevada, wherein the Company holds a 40% ownership stake in each joint venture company. For four of the five joint venture agreements, the Company issued 10,000 shares of common stock for each joint venture entity, which were valued at $20,000 based on a fair value of $2.00 per share, as part of the capital funding for the joint venture. For the remaining agreement, the Company issued 20,000 shares of common stock for the joint venture entity, which were valued at $40,000 based on a fair value of $2.00 per share, as part of the capital funding for the joint venture. Each joint venture was established to pursue property management and related real estate activities in specific local markets using our community-based property management platform. These entities operate independently and are owned jointly by us and our respective joint venture partners. As of September 30, 2025, all of the five joint venture agreements were in effect.

The Company holds investments in multiple joint ventures, all of which are accounted for under the equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures. The Company exercises significant influence, but does not have a controlling financial interest, in each of these joint ventures. Accordingly, the investments are initially recorded at cost and subsequently adjusted for the Company’s proportionate share of each joint venture’s net income or loss and other comprehensive income. The carrying amounts of these investments are evaluated for impairment in accordance with ASC 323-10-35 when events or changes in circumstances indicate that a decline in value may have occurred.

The Company evaluated the joint venture agreement under ASC 810 and determined it was not the primary beneficiary. As such, the Company accounted for the investment under ASC 323 as noted above.

As of September 30, 2025, the carrying value of the investment was $57,753, consisting of the $120,000 initial investment, offset by $53,600 in distributions from the joint venture and less $8,647 representing the Company’s proportionate share of the joint venture’s net loss, which was recognized within other income (expense) in the consolidated statements of operations.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1—Quoted prices in active markets for identical assets or liabilities.

●	Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

●	Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of the Company’s assets and liabilities approximate their fair values. See Note 5 for fair value measurement disclosures.

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1—Quoted prices in active markets for identical assets or liabilities.

●	Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

●	Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of the Company’s assets and liabilities approximate their fair values. See Note 5 for fair value measurement disclosures.

Related Parties

Related Parties

Related parties are any entities or individuals that, through employment, ownership or other means, possess the ability to direct or cause the direction of the management and policies of the Company. The Company discloses related party transactions that are outside of normal compensatory agreements, such as salaries. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Related Parties

Related parties are any entities or individuals that, through employment, ownership or other means, possess the ability to direct or cause the direction of the management and policies of the Company. The Company discloses related party transactions that are outside of normal compensatory agreements, such as salaries. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Accounts Receivable

Accounts Receivable

The Company has accounts receivable with both related and third-party customers. Accounts receivable is recorded at the invoiced amount or earned fees pursuant to the agreement; are non-interest bearing and are stated at the historical carrying amount net of write-offs and allowances for uncollectible accounts. The Company establishes an allowance for uncollectible accounts based on historical experience and any specific customer collection issues that the Company has identified. There was no allowance for uncollectible accounts at March 31, 2026 and September 30, 2025.

Accounts Receivable

The Company has accounts receivable with both related and third-party customers. Accounts receivable is recorded at the invoiced amount or earned fees pursuant to the agreement, are non-interest bearing and are stated at the historical carrying amount net of write-offs and allowances for uncollectible accounts. The Company establishes an allowance for uncollectible accounts based on historical experience and any specific customer collection issues that the Company has identified. There was no allowance for uncollectible accounts at September 30, 2025 and 2024.

Capitalized Software Development

Capitalized Software Development

The Company capitalizes certain costs related to the development of its property management system pursuant to ASC 350-40. Costs incurred during the development phase are capitalized only when it is deemed probable that the development will result in new or additional functionality. The Company determined that its customization efforts to existing software significantly enhanced functionality, involved substantial development effort and integrated with existing systems. As such, the Company capitalized these costs during the development phase. Costs associated with the preliminary project planning phase and the post-implementation phase are expensed as incurred. The capitalized development costs are amortized on a straight-line basis over the estimated useful life of the asset.

The system, which is expected to be the backbone of the Company’s property management service, was developed between November 2023 and August 2024, at which point it was ready for use. The Company began amortizing the costs over a three-year period starting in August 2024. Furthermore, in 2025 the Company began capitalizing another internally developed application. As of March 31, 2026, the application was not yet placed in service and therefore amortization has not commenced. See Note 6.

Capitalized Software Development

The Company capitalizes certain costs related to the development of its property management system pursuant to ASC 350-40. Costs incurred during the development phase are capitalized only when it is deemed probable that the development will result in new or additional functionality. The Company determined that its customization efforts to existing software significantly enhanced functionality, involved substantial development effort and integrated with existing systems. As such, the Company capitalized these costs during the development phase. Costs associated with the preliminary project planning phase and the post-implementation phase are expensed as incurred. The capitalized development costs are amortized on a straight-line basis over the estimated useful life of the asset.

The system, which is expected to be the backbone of the Company’s property management service, was developed between November 2023 and August 2024, at which point it was ready for use. The Company began amortizing the costs over a three-year period starting in August 2024. Furthermore, in 2025 the Company began capitalizing another internally developed application. As of September 30, 2025, the application was not yet placed in service and therefore amortization has not commenced. See Note 6.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value. There were no impairments deemed necessary during the periods presented.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from services in accordance with FASB ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, the Company recognizes revenue when or as the Company’s performance obligations are satisfied by transferring control of the promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps as prescribed by ASC 606:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies performance obligations.

The Company only applies the five-step model to contracts when it is probable that it will collect substantially all the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assess whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. The Company has applied ASC 606 on a portfolio basis. The Company has elected the practical expedients, allowing the recognition of incremental costs of obtaining a contract as an expense when incurred, and not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between customer payment and the transfer of goods or services is expected to be one year or less.

The Company generates revenue through the following streams:

Property Management

The Company provides property management services for rental properties that include various elements based on the underlying contractual agreement. The Company earns a fixed percentage of monthly lease income. This revenue is recognized on an ongoing, monthly basis. The Company earns additional fees based on a fixed percentage of property-related expenses such as repairs and maintenance at the time the underlying costs are incurred. The Company, at times, is also eligible to earn commissions on the first month of a new lease agreement. Certain managed properties include a profit share arrangement based on guaranteed rental income whereby the Company shares in the excess rental income over the guaranteed amounts. Any losses incurred under these guarantees have historically been netted against accounts receivable and have not been material. The Company recognizes this revenue at the point in time the excess rental income is known. The Company recognizes this revenue monthly, when the profit share information becomes known.

Development and Construction Management

The Company provides services consisting of the oversight of property development and construction projects, including budget monitoring and timeline management. Development fees are recognized on an ongoing monthly basis through the completion of the service period.

Procurement

The Company facilitates procurement of materials and supplies for construction projects as well as provides related services for design of procured goods. Procurement fees related to ordered goods are recognized at a point in time upon the completion of the procurement service, which is shipment of the related materials. Revenue for design services are recognized at point in time when the related services are complete.

Renovation Management

Renovation management services include assisting in the acquisition, renovation, and disposition of properties. Renovation fees are recognized on an ongoing, monthly basis through the completion of the service period, which is based on the time elapsed of the renovation project. The Company also earns renovation service fees, which are recognized over time as the project progresses based on the actual costs incurred of the underlying renovation project. Acquisition and disposition fees are recognized at a point in time after the acquisition of the property.

EB-5 Immigration Investor Services

The Company identifies EB-5 immigration investment projects and assists investors with project identification, assistance and support during the project application process. Fees are recognized at a point in time upon the fulfillment of the EB-5 service obligations, which is when the EB-5 application package has been submitted. Payments are typically billed in two tranches, and any deferred revenue is recognized once performance obligations are met.

Consulting Services

The Company provides other real estate consulting services to both related and third parties that are defined by respective service agreements. Consulting services may include terms whereby there are a set of deliverables required for which revenue will be recognized over time as the deliverables are satisfied, or at a point in time if the contract calls for a defined deliverable. Each contract is assessed for performance obligations. There is generally no right of refund related to these services.

Each revenue source above is a different type of service being performed, and distinct from the other performance obligations.

Disaggregation of Revenue

A disaggregation of revenue for the three and six months ended March 31, 2026 and 2025 is as follows:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2026	2025	2026	2025
Property management	$121,071	$192,752	$229,767	$357,414
Development and construction management	148,806	103,017	214,806	119,514
Procurement	-	-	-	48,708
Consulting services	122,900	-	331,800	-
Revenue - related parties	392,777	295,769	776,373	525,636

Consulting services	365,000	70,000	445,000	270,000
Property management	21,172	12,549	40,819	12,549
Revenue	386,172	82,549	485,819	282,549
Total revenue	$778,949	$378,318	$1,262,192	$808,185

Deferred revenue primarily represents customer billings on EB-5 contracts for services not yet rendered or procurement services where shipment of goods has not occurred. EB-5 services generally require several months between the time of agreement with the customer and the completion of performance obligations. As of March 31, 2026 and September 30, 2025, the Company has deferred revenue of $35,000. The Company expects deferred revenue as of March 31, 2026 to be recognized within one year.

The following table summarizes the deferred revenue balance as of March 31, 2026 and September 30, 2025:

	March 31,	September 30,
	2026	2025
Balance, beginning	$35,000	$40,000
New service contracts	-	35,000
Revenue recognized	-	(40,000)
Balance, ending	$35,000	$35,000

Revenue Recognition

The Company recognizes revenue from services in accordance with FASB ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, the Company recognizes revenue when or as the Company’s performance obligations are satisfied by transferring control of the promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps as prescribed by ASC 606:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies performance obligations.

The Company only applies the five-step model to contracts when it is probable that it will collect substantially all the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determine those that are performance obligations and assess whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. The Company has applied ASC 606 on a portfolio basis. The Company has elected the practical expedients, allowing the recognition of incremental costs of obtaining a contract as an expense when incurred, and not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between customer payment and the transfer of goods or services is expected to be one year or less.

The Company generates revenue through the following streams:

Property Management

The Company provides property management services for rental properties that include various elements based on the underlying contractual agreement. The Company earns a fixed percentage of monthly lease income. This revenue is recognized on an ongoing, monthly basis. The Company earns additional fees based on a fixed percentage of property-related expenses such as repairs and maintenance at the time the underlying costs are incurred. The Company, at times, is also eligible to earn commissions on the first month of a new lease agreement. Certain managed properties include a profit share arrangement based on guaranteed rental income whereby the Company shares in the excess rental income over the guaranteed amounts. No losses have been incurred based on these guarantees. The Company recognizes this revenue at the point in time the excess rental income is known. The Company recognizes this revenue monthly, when the profit share information becomes known.

Development and Construction Management

The Company provides services consisting of the oversight of property development and construction projects, including budget monitoring and timeline management. Development fees are recognized on an ongoing monthly basis through the completion of the service period.

Procurement

The Company facilitates procurement of materials and supplies for construction projects as well as provides related services for design of procured goods. Procurement fees related to ordered goods are recognized at a point in time upon the completion of the procurement service, which is shipment of the related materials. Revenue for design services are recognized at point in time when the related services are complete.

Renovation Management

Renovation management services include assisting in the acquisition, renovation, and disposition of properties. Renovation fees are recognized on an ongoing, monthly basis through the completion of the service period, which is based on the time elapsed of the renovation project. The Company also earns renovation service fees, which are recognized over time as the project progresses based on the actual costs incurred of the underlying renovation project. Acquisition and disposition fees are recognized at a point in time after the acquisition of the property.

EB-5 Immigration Investor Services

The Company identifies EB-5 immigration investment projects and assists investors with project identification, assistance and support during the project application process. Fees are recognized at a point in time upon the fulfillment of the EB-5 service obligations, which is when the EB-5 application package has been submitted. Payments are typically billed in two tranches, and any deferred revenue is recognized once performance obligations are met.

Concentrations

Concentrations

During the six months ended March 31, 2026 and 2025, 62% and 65% of the Company’s revenues were with related party properties under common control and/or management. During the six months ended March 31, 2026, one related-party property accounted for 15% of the Company’s total revenues. During the six months ended March 31, 2025, one related-party property accounted for 17% of the Company’s total revenues.

As of March 31, 2026 and September 30, 2025, 54% and 75%, respectively, of the Company’s accounts receivable were with related party properties under common control and/or management. As of March 31, 2025, one related party property accounted for 18% of the Company’s total receivables. As of September 30, 2025, one related party property accounted for 52% of the Company’s total receivables.

To date the Company has been highly dependent on related party customers as its primary source of revenue and cash flows from operations. The Company may be negatively affected by the loss of one of these customers, or a change in the related party relationship.

Concentrations

During the years ended September 30, 2025 and 2024, 65% and 63% of the Company’s revenues were with related party properties under common control and/or management. During the year ended September 30, 2025, two related party properties accounted for an aggregate of 32% of the Company’s total revenues. During the year ended September 30, 2024, one related party property accounted for 21% of the Company’s total revenues.

As of September 30, 2025 and 2024, 75% and 69% of the Company’s accounts receivable were with related party properties under common control and/or management. As of September 30, 2025, one related party properties accounted for 52% of the Company’s total receivables. As of September 30, 2024, four related party properties accounted for 63% of the Company’s total receivables, and EB-5 customers accounted for 31% of total receivables.

To date the Company has been highly dependent on related party customers as its primary source of revenue and cash flows from operations. The Company may be negatively affected by the loss of one of these customers, or a change in the related party relationship.

Future Equity Obligations

Future Equity Obligations

The Company has issued Simple Agreements for Future Equity (“SAFEs”) in exchange for cash financing. These amounts are classified as future equity obligations, which are long-term liabilities on the consolidated balance sheets. The Company has accounted for its SAFE investments as liability derivatives for which the Company will record changes to fair value through earnings.

Future Equity Obligations

The Company has issued Simple Agreements for Future Equity (“SAFEs”) in exchange for cash financing. These amounts are classified as future equity obligations, which are long-term liabilities on the consolidated balance sheets. The Company has accounted for its SAFE investments as liability derivatives for which the Company will record changes to fair value through earnings.

Common Stock Subject to Redemption

Common Stock Subject to Redemption

The Company accounts for its shares of common stock subject to possible redemption in accordance with the guidance enumerated in ASC 480. Shares subject to mandatory redemption are classified as a liability instrument and is measured at fair value. Conditionally redeemable common shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control are classified as temporary equity. At all other times, common shares are classified as stockholders’ equity. The shares of common stock issued pursuant to the Joint Venture Agreements (see above and Note 8) feature certain redemption rights subject to the occurrence of uncertain future events, including the Company’s contemplated future public offering, and therefore are classified within temporary or mezzanine equity.

Common Stock Subject to Redemption

The Company accounts for its shares of common stock subject to possible redemption in accordance with the guidance enumerated in ASC 480. Shares subject to mandatory redemption are classified as a liability instrument and is measured at fair value. Conditionally redeemable common shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control are classified as temporary equity. At all other times, common shares classified as stockholders’ equity. The shares of common stock issued pursuant to the Joint Venture Agreements (see above and Note 8) feature certain redemption rights subject to the occurrence of uncertain future events, including the Company’s contemplated future public offering, and therefore are classified within temporary or mezzanine equity.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company accounts for redeemable convertible preferred stock in accordance with ASC 480 and ASC 480-10-S99-3A. Convertible preferred stock that embodies an unconditional obligation to redeem on a specified date or upon an event certain to occur is classified as a liability and measured at fair value pursuant to ASC 480-10-25-4. Convertible preferred stock that embodies a conditional obligation to redeem upon an event not certain to occur, where redemption is at the option of the holder or may occur upon an event not solely within the Company’s control, is classified as temporary (mezzanine) equity in accordance with ASC 480-10-S99-3A. Such instruments are initially recognized at issuance proceeds, less direct issuance costs.

When an instrument classified as temporary equity is currently redeemable or its redemption is probable, the carrying amount is adjusted to redemption value at each reporting date pursuant to ASC 480-10-S99-3A.15, with the offset recorded against retained earnings (or, in the absence of retained earnings, additional paid-in capital). Adjustments to the carrying amount are treated as deemed dividends and reduce net income (or increase net loss) attributable to common stockholders for purposes of computing earnings per share. If the condition resolves in favor of redemption, the instrument is reclassified to a liability at fair value pursuant to ASC 480-10-25-7.

Convertible preferred stock, the redemption of which is solely within the Company’s control, is classified within permanent stockholders’ equity. The Company’s Series C Convertible Preferred Stock (see Note 9) is classified as mezzanine equity in accordance with the foregoing policy.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The Company measures all stock-based awards granted to employees, directors and non-employee consultants based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. For awards with service-based vesting conditions, the Company records the expense for using the straight-line method. For awards with performance-based vesting conditions, the Company records the expense if and when the Company concludes that it is probable that the performance condition will be achieved.

The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s costs are classified.

The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The Company measures all stock-based awards granted to employees, directors and non-employee consultants based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. For awards with service-based vesting conditions, the Company records the expense for using the straight-line method. For awards with performance-based vesting conditions, the Company records the expense if and when the Company concludes that it is probable that the performance condition will be achieved.

The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s costs are classified.

The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

Subscription Receivable

Subscription Receivable

The Company records stock issuances at the effective date. If the subscription is not funded upon issuance, the Company records a subscription receivable as an asset on a balance sheet. When subscription receivables are not received prior to the issuance of financial statements at a reporting date in satisfaction of the requirements under FASB ASC 505-10-45-2, the subscription is reclassified as a contra account to stockholders’ equity on the balance sheet.

Subscription Receivable

The Company records stock issuances at the effective date. If the subscription is not funded upon issuance, the Company records a subscription receivable as an asset on a balance sheet. When subscription receivables are not received prior to the issuance of financial statements at a reporting date in satisfaction of the requirements under FASB ASC 505-10-45-2, the subscription is reclassified as a contra account to stockholders’ equity on the balance sheet.

Net Income per Share

Net Income per Share

Net earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding during the period, excluding shares subject to redemption or forfeiture. The Company presents basic and diluted net earnings or loss per share. Adjustments to the carrying amount of redeemable equity securities classified as temporary equity, including accretion to redemption value (which for the Series C Convertible Preferred Stock includes accrued cumulative dividends), are treated as deemed dividends and reduce net income (or increase net loss) attributable to common stockholders for purposes of computing earnings per share. Diluted net earnings or loss per share reflect the actual weighted average of common shares issued and outstanding during the period, adjusted for potentially dilutive securities outstanding. Potentially dilutive securities are excluded from the computation of the diluted net loss per share if their inclusion would be anti-dilutive.

As of March 31, 2026 and September 30, 2025, there were an indeterminable number of shares that were potentially dilutive based on the Company’s outstanding future equity obligations for which conversion is contingent on a future event (see Note 7).

As of March 31, 2026, the Company had 702,975 outstanding stock options, each exercisable for shares of common stock, which were contingent upon the IPO, as well as 200,000 shares of Series B Preferred Stock outstanding convertible into 285,714 shares of common stock (see Note 9) and 9,135 shares related to conversion of Series B Preferred stock dividends and 688,250 shares of Series C Preferred Stock outstanding convertible into 764,722 shares of common stock (see Note 9) and 11,004 shares related to conversion of Series C Preferred stock dividends.

The following table sets forth the computation of basic and diluted income per share:

	For the Three Months Ended		For the Six Months Ended
	March 31,		March 31,
	2026	2025	2026	2025
Numerator:
Net income	$192,224	$27,853	$286,936	$141,188
Less: Preferred stock dividends	55,396	-	80,875	-
Net income available to common stockholders	$136,828	$27,853	$206,061	$141,188
Denominator:
Denominator for basic EPS – weighted average shares
Basic	5,091,391	5,091,391	5,091,391	5,091,391

Denominator for diluted EPS – weighted average shares
Basic	5,091,391	5,091,391	5,091,391	5,091,391
Plus: Effect of dilutive securities	-	-	-	-
Diluted	5,091,391	5,091,391	5,091,391	5,091,391

Net income per common share
Basic	$0.03	$0.01	$0.04	$0.03
Diluted	$0.03	$0.01	$0.04	$0.03

Diluted earnings per share for the three and six months ended March 31, 2026 was computed as $0.03 and $0.04 per share, respectively, as all potentially dilutive securities were excluded from the computation because the effect of dilutive securities caused diluted earnings per share to exceed basic earnings per share. Specifically, 1,050,437 shares of convertible preferred stock and 20,139 shares related to preferred dividend conversions were excluded because their effect was anti-dilutive under the if-converted method. Furthermore, 702,975 options were excluded from the diluted calculation because the performance contingency associated with a future offering had not been satisfied as of the reporting date.

Net Income (Loss) per Share

Net earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding during the period, excluding shares subject to redemption or forfeiture. The Company presents basic and diluted net earnings or loss per share. Diluted net earnings or loss per share reflect the actual weighted average of common shares issued and outstanding during the period, adjusted for potentially dilutive securities outstanding. Potentially dilutive securities are excluded from the computation of the diluted net loss per share if their inclusion would be anti-dilutive. As of September 30, 2025 and 2024, there were an indeterminable number of shares that were potentially dilutive based on the Company’s outstanding future equity obligations for which conversion is contingent on a future event (see Note 7). As of September 30, 2025, potentially dilutive securities included Series B Preferred Stock (see Note 8) and options outstanding which were considered anti-dilutive (see Note 9).

Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting (“ASC 280”), we identify our operating segments according to how our business activities are managed and evaluated. ASC 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment.

The key measures of segment profit or loss reviewed by our CODM are consolidated net income or loss. These metrics are reviewed and monitored by the CODM to manage and forecast cash. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Segment Reporting

In accordance with ASC 280, Segment Reporting (“ASC 280”), we identify our operating segments according to how our business activities are managed and evaluated. ASC 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment.

The key measures of segment profit or loss reviewed by our CODM are consolidated net income or loss. These metrics are reviewed and monitored by the CODM to manage and forecast cash. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid operating instruments with an original maturity of three months or less to be cash equivalents.
Consulting Services

Consulting Services

The Company provides other real estate consulting services to both related and third parties that are defined by respective service agreements. Consulting services may include terms whereby there are a set of deliverables required for which revenue will be recognized over time as the deliverables are satisfied. Each contract is assessed for performance obligations. There is generally no right of return or refund related to these services.

During the year ended September 30, 2025, the Company earned $484,521 in consulting and property management advisory services to third parties, which were recognized over time as the services were performed. During the year ended September 30, 2025, the Company maintained other contracts related to EB5 and project funding consulting whereby services are rendered over a contractual period. Payments under these services are due at the beginning of each month for the upcoming months’ service period.

Each revenue source above is a different type of service being performed, and distinct from the other performance obligations.

Cost of Revenue

Cost of Revenue

Cost of revenue includes operations personnel supporting the Company’s real estate services, specifically those personnel who work directly on property management as well as development, construction, renovation and EB-5 projects. Cost of revenue also includes software costs incurred to maintain the Company’s property management system, as well as amortization of capitalized software costs.

Sales And Marketing

Sales And Marketing

Sales and marketing include advertising and marketing costs, which are expensed as incurred, as well as business development personnel. Advertising costs were $3,965 and $7,859 for the years ended September 30, 2025 and 2024, respectively.

General and Administrative Expenses		General and Administrative Expenses Selling, general and administrative expenses consist primarily of compensation and personnel costs, professional services and information technology.
Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The new guidance requires enhanced disclosure of significant expenses that are regularly reported to the chief operating decision maker and the nature of segment expense information used to manage operations. The new guidance is effective for all public companies for annual reporting periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 on January 1, 2025 with no significant effect on the financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying unaudited condensed financial statements. As new accounting pronouncements are issued, the Company will adopt those that are applicable under the circumstances.

Income Taxes

Income Taxes

Prior to the reorganization as described in Note 1, the Company’ historical operations were contained within a limited liability company. Accordingly, under the Internal Revenue Code, all taxable income or loss flowed through to its members. Therefore, no provision for income tax had been recorded in the accompanying financial statements for the years ended September 30, 2024. Income from the Company was reported and taxed to the members on their individual tax returns.

Upon reorganization to a corporation, the Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is unlikely that the deferred tax assets will not be realized. We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances, and information available at the reporting date. In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of comprehensive income. As of September 30, 2025, the Company had no unrecognized tax benefits and accordingly, the Company did not recognize any interest or penalties during 2024 or 2025 related to unrecognized tax benefits.

The Company is in its first full year of operations as a corporation and, accordingly, has not yet filed any U.S. federal or state income tax returns. All income tax returns to be filed will be subject to examination by the relevant taxing authorities.